Share-based compensation - Summary of Restricted Shares Activity (Details) - Restricted Share Units - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation
Number of shares, Outstanding	146,954,430	123,791,055	137,243,670
Number of shares, Granted	494,060,175	102,323,925	62,410,200
Number of shares, Forfeited	(21,423,390)	(28,129,155)	(22,844,235)
Number of shares, Vested	(49,645,830)	(51,031,395)	(53,018,580)
Number of shares, Outstanding	569,945,385	146,954,430	123,791,055
Weighted average grant date fair value, Outstanding	$ 0.35	$ 0.6	$ 0.74
Weighted average grant date fair value, Granted	0.1	0.15	0.25
Weighted average grant date fair value, Forfeited	0.22	0.29	0.32
Weighted average grant date fair value, Vested	0.61	0.6	0.68
Weighted average grant date fair value, Outstanding	$ 0.12	$ 0.35	$ 0.6